Securities Purchased Under Agreements To Resell And Collateral Pledged By Company (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Securities Purchased under Agreements to Resell [Abstract]
Gross amounts of recognized assets	$ 412,614	$ 601,891
Gross amounts offset in the Statement of Condition	0	0
Net amounts of assets presented in the Statement of Condition	412,614	601,891
Offsetting securities sold under agreements to repurchase	(8,672)	(13,395)
Securities collateral (not recognized on FHN's Statement of Condition)	(396,855)	(582,030)
Net amount	$ 7,087	$ 6,466